Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of prepaid expenses and other assets
The following is a table summarizing the components of our prepaid expenses and other current assets as of December 31, 2025 and 2024:

	At December 31,
In thousands of U.S. dollars	2025	2024
Prepaid vessel operating expenses - SSM	$4,210	$5,375
Prepaid expense - SCM	6	26
Prepaid expense - related party port agents	1	385
Scorpio Services Holding Limited (SSH)	—	4
Prepaid expenses and other current assets - related parties	4,217	5,790

Third party - prepaid vessel operating expenses	1,682	565
Prepaid port agent advances	1,340	604
Prepaid insurance	440	861
Other prepaid expenses	2,393	1,410
	$10,072	$9,230